SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-HR

                           NAME OF REPORTING MANAGER:
                              D.F.S. ADVISORS, LLC




Report for the Calendar Year or Quarter Ended:                9/30/99

Institutional Investment Manager:                           D.F.S. ADVISORS, LLC

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT ARE TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Name, Title and Telephone Number of Person Submitting Report:

Michael DiCarlo, Member
(617) 261-2222

Signature, Place and Date of Signing:

/s/ Michael DiCarlo
Boston, Massachusetts
11/15/99



REPORT SUMMARY:

Number of Other Included Managers:    None
                                  ----------
List of Other Included Managers:   None
                                ----------
Form 13F Information Table Entry Total: 51
                                       ----
Form 13F Information Table Value Total: 25,650,000
                                       ------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-E

                 NAME OF REPORTING MANAGER:  D.F.S. ADVISORS, LLC







                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acacia Resh Corp.                      COM     003881109      162    10000  SH        10000                 10000
Act Manufacturing Inc.                 COM     000973107      501    20000  SH        20000                 20000
Advanced Fibre Communications          COM     00754A105      556    25000  SH        25000                 25000
Amazon Com Inc.                        COM     231351061      600     7500  SH         7500                  7500
Audiovox Corp                          COM     030757103      434    25000  SH        25000                 25000
BEA Systems Inc                        COM     073325402      353    10000  SH        10000                 10000
Big Entertainment Inc                  COM     089144109      511    30000  SH        30000                 30000
Carrier Access Corp                    COM     014460102      627    15000  SH        15000                 15000
Celgene Corp.                          COM     151020104      813    30000  SH        30000                 30000
Clearnet Communications Inc            COM     184902104      542    30000  SH        30000                 30000
Concurrent Computer Corp.              COM     206710204      170    25000  SH        25000                 25000
Danka Business Systems                 COM     236277109      102    10000  SH        10000                 10000
Data General Corp                      COM     237600106      769    36500  SH        36500                 36500
Diversinet Corp                        COM     25536K204      255    25000  SH        25000                 25000
DSET Corp                              COM     262504103      184    12500  SH        12500                 12500
DSP Communications                     COM     23332K106      285    15000  SH        15000                 15000
DSP Communications                     CALL    2333SK9JX      190      100  SH          100                   100
Empower Corporation                    COM     9999EMRST       50    50000  SH        50000                 50000
Endosonics Corp                        COM     29264K105      149    17500  SH        17500                 17500
First Virtual Corp                     COM     30266P100     1350    96000  SH        96000                 96000
Forward Air Corp                       COM     349851101      709    30000  SH        30000                 30000
Global Crossing Ltd                    COM     G3921A100      220     8300  SH         8300                  8300
Industri Matematik Intl Corp           COM     455792101       28    11800  SH        11800                 11800
Infonautics Corp                       COM     456662105      999   173000  SH       173000                173000
Integrity Inc                          COM     64110P107      609    25000  SH        25000                 25000
Interleaf Inc                          COM     458729209      170    10000  SH        10000                 10000
I-Stat Corp.                           COM     450312103     1575   147000  SH       147000                147000
JDA Software Group Inc                 COM     46612K108      234    20000  SH        20000                 20000
Media 100 Inc                          COM     58440W105      174    24700  SH        24700                 24700
Metro One Telecommunications           COM     59163F105      816    42500  SH        42500                 42500
Natural Microsystems Corp.             COM     638882100      278    20000  SH        20000                 20000
Networks Associates Inc.               COM     640938106      191    10000  SH        10000                 10000
Oak Inds Inc                           CALL    6714009JE      340    10000  SH        10000                 10000
Online Res & Communications Co.        COM     68273G101      208    15000  SH        15000                 15000
Pairgain Technologies Inc              COM     695934109      510    40000  SH        40000                 40000
Penton Media Inc                       COM     709668107      244    15000  SH        15000                 15000
Perigrine Systems Inc                  COM     71366Q101      815    20000  SH        20000                 20000
Photoelectron Corp                     COM     719320103       47    10000  SH        10000                 10000
Photon Dynamics Inc                    COM     719364101      202     9600  SH         9600                  9600
Pinnacle Holdings Inc                  COM     723460101      523    20000  SH        20000                 20000
Ramp Networks Inc                      COM     751567108      550    25000  SH        25000                 25000
Sensomatic Electronics Corp            COM     817265101      634    50000  SH        50000                 50000
Starbucks                              CALL    85514QPAC      743    30000  SH        30000                 30000
Station Casinos Inc                    COM     857689103      465    20000  SH        20000                 20000
Sterling Software Set                  CALL    8595479JX      425    10000  SH        10000                 10000
Storage Technology                     CALL    8623120AJ      193    10000  SH        10000                 10000
Tenet Healthcare/National Medical      COM     88033G100      878    50000  SH        50000                 50000
Troy Group                             COM     89733M106      238    31500  SH        31500                 31500
Univision Communications Inc           COM     914906102     1628    20000  SH        20000                 20000
Vicor Corp                             COM     925815102     1166    51400  SH        51400                 51400
Wind River Systems Inc                 COM     973149107     1235    65000  SH        65000                 65000
